Summary of Operations and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Operations and Significant Accounting Policies
Schedule of reconciliation of assumed exercised shares used in calculating basic and diluted net income (loss) share available to common stockholders/members

	Six Months Ended June 30,
	2012	2013
Basic	28,849,242	33,435,439
Stock options and employee stock purchase plan shares	—	440,345
Unvested restricted stock awards	—	28,114

Diluted	28,849,242	33,903,898

	Year Ended December 31,
	2010	2011	2012
Basic	20,770,041	20,849,242	23,785,299
Stock options and employee stock purchase plan shares	—	—	47,924
Unvested restricted stock awards	—	—	—

Diluted	20,770,041	20,849,242	23,833,223